Note 10 - Retirement Plans - Amounts Recognized in Accumulated Other Comprehensive (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Prior service cost	$ (9)	$ (75)	$ (167)
Net loss	(34,883)	(28,310)	(36,136)
Accumulated other comprehensive pre-tax loss	$ (34,892)	$ (28,385)	$ (36,303)